Note 6 - Allowance for Loan Losses and Credit Quality Information (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Allowance for Credit Losses on Financing Receivables [Table Text Block]
(Dollars in thousands)	Single Family	Commercial Real Estate	Consumer	Commercial Business	Total
Balance, December 31, 2014	$1,096	5,024	1,009	1,203	8,332

Provision for losses	$(105)	(427)	254	114	(164)
Charge-offs	(19)	0	(105)	(69)	(193)
Recoveries	18	1,481	42	193	1,734
Balance, December 31, 2015	$990	6,078	1,200	1,441	9,709

Provision for losses	$262	(1,788)	481	400	(645)
Charge-offs	(66)	(67)	(108)	(180)	(421)
Recoveries	0	730	40	490	1,260
Balance, December 31, 2016	$1,186	4,953	1,613	2,151	9,903

Provision for losses	$(280)	(75)	263	(431)	(523)
Charge-offs	(6)	(50)	(288)	(311)	(655)
Recoveries	0	245	42	299	586
Balance, December 31, 201 7	$900	5,073	1,630	1,708	9,311

Allocated to:
Specific reserves	$235	248	434	71	988
General reserves	951	4,705	1,179	2,080	8,915
Balance, December 31, 2016	$1,186	4,953	1,613	2,151	9,903

Allocated to:
Specific reserves	$192	441	263	177	1,073
General reserves	708	4,632	1,367	1,531	8,238
Balance, December 31, 201 7	$900	5,073	1,630	1,708	9,311

Loans receivable at December 31, 201 6:
Individually reviewed for impairment	$1,107	1,880	940	643	4,570
Collectively reviewed for impairment	102,148	297,200	72,343	84,533	556,224
Ending balance	$103,255	299,080	73,283	85,176	560,794

Loans receivable at December 31, 201 7 :
Individually reviewed for impairment	$1,523	1,364	880	507	4,274
Collectively reviewed for impairment	105,482	332,753	72,887	79,402	590,524
Ending balance	$107,005	334,117	73,767	79,909	594,798

Financing Receivable Credit Quality Indicators [Table Text Block]
	December 31, 201 7
	Classified					Unclassified
(Dollars in thousands)	Special Mention	Substandard	Doubtful	Loss	Total	Total	Total Loans
Single family	$77	2,154	44	0	2,275	104,730	107,005
Commercial real estate:
Real estate rental and leasing	5,022	3,813	0	0	8,835	166,342	175,177
Other	9,135	4,257	0	0	13,392	145,548	158,940
Consumer	0	631	119	130	880	72,887	73,767
Commercial business:
Transportation industry	116	1,002	0	0	1,118	7,971	9,089
Other	5,665	4,504	0	0	10,169	60,651	70,820
	$20,015	16,361	163	130	36,669	558,129	594,798

	December 31, 2016
	Classified					Unclassified
(Dollars in thousands)	Special Mention	Substandard	Doubtful	Loss	Total	Total	Total Loans
Single family	$457	2,130	74	0	2,661	100,594	103,255
Commercial real estate:
Real estate rental and leasing	1,577	3,156	0	0	4,733	148,610	153,343
Other	1,702	7,187	0	0	8,889	136,848	145,737
Consumer	0	531	110	299	940	72,343	73,283
Commercial business:
Transportation industry	0	4,065	0	0	4,065	6,444	10,509
Other	3,973	2,916	0	0	6,889	67,778	74,667
	$7,709	19,985	184	299	28,177	532,617	560,794

Past Due Financing Receivables [Table Text Block]
(Dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	90 Days or More P ast Due	Total P ast Due	Current Loans	Total L oans	Loans 90 Days or M ore Past Due and Still Accruing
201 7
Single family	$727	294	669	1,690	105,315	107,005	0
Commercial real estate:
Real estate rental and leasing	0	0	0	0	175,177	175,177	0
Other	0	0	0	0	158,940	158,940	0
Consumer	734	117	235	1,086	72,681	73,767	0
Commercial business:
Transportation industry	0	0	0	0	9,089	9,089	0
Other	34	0	180	214	70,606	70,820	0
	$1,495	411	1,084	2,990	591,808	594,798	0

2016
Single family	$342	158	179	679	102,576	103,255	0
Commercial real estate:
Real estate rental and leasing	0	0	0	0	153,343	153,343	0
Other	0	0	0	0	145,737	145,737	0
Consumer	412	117	140	669	72,614	73,283	0
Commercial business:
Transportation industry	0	0	0	0	10,509	10,509	0
Other	85	0	274	359	74,308	74,667	0
	$839	275	593	1,707	559,087	560,794	0

Impaired Financing Receivables [Table Text Block]
	December 31, 201 7
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Loans with no related allowance recorded:
Single family	$415	415	0	414	24
Commercial real estate:
Real estate rental and leasing	35	51	0	38	0
Other	25	1,682	0	26	96
Consumer	414	414	0	406	7
Commercial business:
Other	0	0	0	100	0

Loans with an allowance recorded:
Single family	1,108	1,108	192	878	31
Commercial real estate:
Real estate rental and leasing	0	0	0	155	0
Other	1,304	1,304	441	1,715	0
Consumer	466	483	263	457	14
Commercial business:
Other	507	1,358	177	443	22

Total:
Single family	1,523	1,523	192	1,292	55
Commercial real estate:
Real estate rental and leasing	35	51	0	193	0
Other	1,329	2,986	441	1,741	96
Consumer	880	897	263	863	21
Commercial business:
Other	507	1,358	177	543	22
	$4,274	6,815	1,073	4,632	194

	December 31, 2016
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Loans with no related allowance recorded:
Single family	$217	217	0	567	15
Commercial real estate:
Real estate rental and leasing	40	122	0	40	0
Other	26	1,771	0	29	97
Consumer	312	312	0	449	13
Commercial business:
Other	274	356	0	81	18

Loans with an allowance recorded:
Single family	890	890	235	1,022	17
Commercial real estate:
Real estate rental and leasing	0	0	0	389	0
Other	1,814	1,814	248	1,856	229
Consumer	628	644	434	553	13
Commercial business:
Other	369	921	71	423	57

Total:
Single family	1,107	1,107	235	1,589	32
Commercial real estate:
Real estate rental and leasing	40	122	0	429	0
Other	1,840	3,585	248	1,885	326
Consumer	940	956	434	1,002	26
Commercial business:
Other	643	1,277	71	504	75
	$4,570	7,047	988	5,409	459

Schedule of Financing Receivables, Non Accrual Status [Table Text Block]
(Dollars in thousands)	2017	2016
Single family	$949	916
Commercial real estate:
Real estate rental and leasing	35	41
Other	1,329	1,343
Consumer	553	630
Commercial business:
Other	278	343
	$3,144	3,273

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
(Dollars in thousands)	2017	2016
Single family	$685	448
Commercial real estate:
Other	1,210	1,774
Consumer	758	709
Commercial business:
Other	391	369
	$3,044	3,300

Financial Effects of Troubled Debt Restructurings and Difference Between Outstanding Recorded Balance Pre Modification and Post Modification [Table Text Block]
	Year ended December 31, 201 7			Year ended December 31, 201 6
(Dollars in thousands)	Number of Contracts	Pre- modification Outstanding Recorded Investment	Post- modification Outstanding Recorded Investment	Number of Contracts	Pre- modification Outstanding Recorded Investment	Post- modification Outstanding Recorded Investment
Troubled debt restructurings:
Single family	3	$282	514	4	$251	263
Commercial real estate:
Other	0	0	0	1	1,274	1,274
Consumer	15	588	591	18	382	384
Commercial business:
Other	1	416	116	2	257	201
Total	19	$1,286	1,221	25	$2,164	2,122

Troubled Debt Restructurings Subsequent Default [Table Text Block]
	Year ended December 31, 201 7		Year ended December 31, 201 6
(Dollars in thousands)	Number of Contracts	Outstanding Recorded Investment	Number of Contracts	Outstanding Recorded Investment
Troubled debt restructurings that subsequently defaulted:
Commercial real estate:
Other	0	$0	1	$183
Consumer	1	65	1	4
Total	1	$65	2	$187

Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Table Text Block]
(Dollars in thousands)	Contractual Principal Receivable	Accretable Difference	Net Carrying Amount
Purchased Performing Loans:
Balance at December 31, 201 4	$0	0	0

Loans acquired during the period	$24,215	(793)	23,422
Change due to payments/refinances	(5,676)	334	(5,342)
Balance at December 31, 201 5	$18,539	(459)	18,080

Loans acquired during the period	$11,772	(211)	11,561
Change due to payments/refinances	(13,413)	340	(13,073)
Change due to loan charge-off	(156)	(2)	(158)
Balance at December 31, 201 6	$16,742	(332)	16,410

Change due to payments/refinances	$(6,594)	101	(6,493)
Transferred to foreclosed assets	(2)	0	(2)
Change due to loan charge-off	(18)	0	(18)
Balance at December 31, 201 7	$10,128	(231)	9,897

(Dollars in thousands)	Contractual Principal Receivable	Non-Accretable Difference	Net Carrying Amount
Purchased Credit Impaired Loans:
Balance at December 31, 2014	$0	0	0

Loans acquired during the period	$1,134	(497)	637
Change due to payments/refinances	(260)	48	(212)
Change due to loan charge-off	(319)	287	(32)
Balance at December 31, 201 5	$555	(162)	393

Loans acquired during the period	$329	(37)	292
Change due to payments/refinances	(449)	147	(302)
Balance at December 31, 201 6	$435	(52)	383

Change due to payments/refinances	$(33)	13	(20)
Balance at December 31, 201 7	$402	(39)	363